                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                     ASSET-BACKED ISSUER DISTRIBUTION REPORT
                       PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

For the Monthly Distribution Period from December 1, 2006 to December 31, 2006.

             Commission File Number of Issuing Entity: 333-120110-01

                       DAIMLERCHRYSLER MASTER OWNER TRUST
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of Depositor: 333-120110

                    DAIMLERCHRYSLER WHOLESALE RECEIVABLES LLC
              (Exact name of depositor as specified in its charter)

                 DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC
               (Exact name of sponsor as specified in its charter)

       State of Delaware                                          26-6015118
(State or other jurisdiction of                                 (IRS Employer
 incorporation or organization                               Identification No.)
     of the issuing entity)

           c/o Deutsche Bank Trust Company Delaware, as owner trustee
             1011 Centre Road, Suite 200, Wilmington, Delaware 19805
     Address of principal executive offices of the issuing entity)(ZIP Code)

                                 (302) 552-6279
                      Telephone number, including area code

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
                    Registration/reporting
                    pursuant to(check one)
                 ---------------------------
                 Section   Section   Section    Name of Exchange
Title of Class    12(b)     12(g)     15(d)    (if Section 12(b))
--------------   -------   -------   -------   ------------------
Floating Rate
Auto Dealer
Loan Asset
Backed Notes,
Series 2006-A      [ ]       [ ]       [X]         ___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days.

     Yes       No   X
         -----    -----


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                        Part I - Distribution Information

Item 1. Distribution and Pool Performance Information.

     In connection with the offering of DaimlerChrysler Master Owner Trust, Floating Rate Auto Dealer Loan Asset Backed Notes, Series 2006-A, attached as
Exhibit 99 is the distribution report prepared by DaimlerChrysler Financial Services Americas LLC and distributed to the trustee and securityholders pursuant to the transaction documents for the distribution period covered by the report.

                           Part II - Other Information

Item 8. Other Information.

     On December 19, 2006, DaimlerChrysler Wholesale Receivables LLC (the "Depositor") voluntarily transferred receivables in additional accounts in the principal amount of $423,366,368.11 to DaimlerChrysler Master Owner Trust (the "Trust") in accordance with Section 2.05 of the Amended and Restated Sale and Servicing Agreement dated as of November 28, 2006, among the Depositor, the Trust and DaimlerChrysler Financial Services Americas LLC (the "Servicer").

Item 9. Exhibits.

(a) List the documents filed as a part of the report: none.

(b) Filed, as exhibit 99 to this report, is the monthly distribution report for DaimlerChrysler Master Owner Auto Trust for the distribution period covered by this report.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

                                        DaimlerChrysler Master Owner Trust
                                        (Issuing Entity)

                                        By: DAIMLERCHRYSLER FINANCIAL
                                            SERVICES AMERICAS LLC, as Servicer


Date: January 18, 2007                  By: /s/ Deb Smidt
                                            ------------------------------------
                                        Name: Deb Smidt
                                        Title: Assistant Controller


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                                  EXHIBIT INDEX

Exhibit
  No.     Description of Exhibit
-------   ----------------------
   99     The monthly distribution report of DaimlerChrysler Master Owner Trust to the holders of Auto Dealer Loan Asset Backed Notes for the distribution period covered by this report.


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